Commitments (Tables)	12 Months Ended
Mar. 31, 2025
Commitments [Abstract]
Schedule of Commitments for Minimum Lease Payments

The following table summarizes the maturity of our lease liabilities as of March 31, 2025:

March 31, 2025
Less than one year	$99,960
One to five years	370,076
More than five years	—
Total lease payments	$470,036
Less: imputed interest	(125,500)
Lease Liabilities	$344,536